Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — December 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.00%
Home Construction – 0.00%
Urbi Desarrollos Urbanos SAB de CV (a)	8,806	$ 3,578
TOTAL COMMON STOCKS (Cost $1,887,388)		$3,578

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 5.74%
Federal Home Loan Mortgage Corporation – 2.24%
Pool G1-8578 3.000%, 12/1/2030	$553,082	$ 531,864
Pool SD-2873 3.000%, 1/1/2052	2,419,171	2,164,107
Pool SD-8001 3.500%, 7/1/2049	664,361	617,974
Pool SD-8003 4.000%, 7/1/2049	338,013	324,813
		3,638,758
Federal National Mortgage Association – 3.50%
Pool AL9865 3.000%, 2/1/2047	554,121	503,310
Pool AS6201 3.500%, 11/1/2045	262,461	245,255
Pool BN6683 3.500%, 6/1/2049	554,363	516,623
Pool CA0483 3.500%, 10/1/2047	3,186,856	2,987,733
Pool CA1624 3.000%, 4/1/2033	856,974	815,999
Pool MA3687 4.000%, 6/1/2049	651,723	626,410
		5,695,330
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $9,158,764)		$9,334,088
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 5.872%, 10/25/2036(b)	$ 934	$ 819
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $933)		$819
US GOVERNMENTS – 22.03%
Sovereign Government – 22.03%
United States Treasury Bond
3.500%, 2/15/2039	$15,250,000	$ 14,492,266
3.750%, 11/15/2043	9,000,000	8,442,070
3.000%, 5/15/2047	15,750,000	12,920,537
		35,854,873
TOTAL US GOVERNMENTS (Cost $39,440,848)		$35,854,873
The accompanying notes to financial statements are an integral part of this Schedule of Investments.
0

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — December 31, 2023 (Unaudited) (continued)

	Principal Amount	Value
CONVERTIBLE BONDS – 3.21%
Software – 3.21%
MicroStrategy, Inc. 0.000%, 2/15/2027	$6,045,000	$ 5,225,298
TOTAL CONVERTIBLE BONDS (Cost $4,974,026)		$5,225,298
CORPORATE BONDS – 58.33%
Asset Management – 2.47%
Charles Schwab Corp. 5.375% (U.S. Treasury Yield Curve Rate CMT 5Y + 4.971%), (c)	$4,070,000	$ 4,015,291
Automotive – 2.58%
Ford Motor Credit Co. LLC
3.375%, 11/13/2025	1,625,000	1,555,518
2.700%, 8/10/2026	2,845,000	2,636,049
		4,191,567
Banking – 11.75%
Bank of America Corp. 4.450%, 3/3/2026	6,620,000	6,549,597
Citigroup, Inc. 4.400%, 6/10/2025	5,885,000	5,809,305
USB Capital IX 6.675% (CME Term SOFR 3M + 1.282%, minimum of 6.675%), Perpetual, 2/5/2024(d)	8,525,000	6,766,718
		19,125,620
Cable & Satellite – 0.81%
Charter Communications Operating LLC 4.908%, 7/23/2025	1,325,000	1,312,635
Commercial Support Services – 5.23%
Prime Security Services Borrower LLC
5.750%, 4/15/2026(e)	4,870,000	4,890,897
6.250%, 1/15/2028(e)	3,635,000	3,616,858
		8,507,755
Containers & Packaging – 1.15%
Sealed Air Corp. 4.000%, 12/1/2027(e)	1,990,000	1,867,008
Electric Utilities – 3.40%
American Transmission Systems, Inc. 2.650%, 1/15/2032(e)	2,930,000	2,483,451
FirstEnergy Corp. 7.375%, 11/15/2031	2,580,000	3,043,659
		5,527,110
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — December 31, 2023 (Unaudited) (continued)

	Principal Amount	Value
Food – 2.13%
Pilgrim's Pride Corp. 4.250%, 4/15/2031	$3,845,000	$ 3,472,889
Health Care Facilities & Services – 2.90%
Tenet Healthcare Corp. 4.875%, 1/1/2026	4,780,000	4,727,169
Home Construction – 3.47%
PulteGroup, Inc. 5.500%, 3/1/2026	3,920,000	3,956,752
Toll Brothers Finance Corp. 4.875%, 11/15/2025	1,710,000	1,697,772
		5,654,524
Household Products – 2.14%
Coty, Inc. 5.000%, 4/15/2026(e)	3,534,000	3,476,672
Institutional Financial Services – 1.59%
Goldman Sachs Group, Inc. 3.800% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.969%), (c)	2,900,000	2,584,213
Internet Media & Services – 4.72%
Expedia Group, Inc.
3.800%, 2/15/2028	810,000	781,607
3.250%, 2/15/2030	1,732,000	1,590,013
Netflix, Inc. 4.375%, 11/15/2026	5,340,000	5,314,572
		7,686,192
Leisure Facilities & Services – 2.90%
Travel + Leisure Co. 6.625%, 7/31/2026(e)	4,675,000	4,721,750
Oil & Gas Producers – 4.08%
Hess Midstream Operations LP 4.250%, 2/15/2030(e)	1,940,000	1,784,800
Range Resources Corp. 4.875%, 5/15/2025	4,925,000	4,864,225
		6,649,025
REIT – 1.75%
Iron Mountain, Inc. 4.875%, 9/15/2027(e)	2,925,000	2,854,700
Software – 3.35%
VMware LLC
4.500%, 5/15/2025	1,430,000	1,415,859
3.900%, 8/21/2027	4,176,000	4,044,178
		5,460,037
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — December 31, 2023 (Unaudited) (continued)

	Principal Amount	Value
Telecommunications – 1.91%
Sprint Spectrum Co. LLC 5.152%, 3/20/2028(e)	$1,689,800	$ 1,683,017
T-Mobile USA, Inc. 4.750%, 2/1/2028	1,435,000	1,429,941
		3,112,958
TOTAL CORPORATE BONDS (Cost $97,480,494)		$94,947,115
FOREIGN ISSUER BONDS – 5.70%
Chemicals – 1.94%
Methanex Corp.
5.125%, 10/15/2027	$1,249,000	$ 1,220,339
5.250%, 12/15/2029	2,005,000	1,929,109
		3,149,448
Oil, Gas Services & Equipment – 0.99%
Transocean, Inc. 8.750%, 2/15/2030(e)	1,543,750	1,613,200
Telecommunications – 2.77%
SoftBank Group Corp. 4.750%, 9/19/2024	980,000	964,300
Telecom Italia Capital SA 6.375%, 11/15/2033	3,626,000	3,545,321
		4,509,621
TOTAL FOREIGN ISSUER BONDS (Cost $9,759,014)		$9,272,269
ASSET BACKED SECURITIES – 2.19%
Specialty Finance – 2.19%
SLM Private Credit Student Loan Trust Series 2004-B, 6.077%, (CME Term SOFR 3M + 0.692%), 9/15/2033(d)	$1,302,352	$ 1,271,174
SLM Private Credit Student Loan Trust Series 2005-A, 5.956%, (CME Term SOFR 3M + 0.572%), 12/15/2038(d)	897,570	870,674
SLM Private Credit Student Loan Trust Series 2006-A, 5.936%, (CME Term SOFR 3M + 0.552%), 6/15/2039(d)	1,480,199	1,424,691
TOTAL ASSET BACKED SECURITIES (Cost $3,462,876)		$3,566,539

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — December 31, 2023 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 2.01%
Money Market Funds – 2.01%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.22%(f)	3,276,932	$ 3,276,932
TOTAL SHORT-TERM INVESTMENTS (Cost $3,276,932)		$3,276,932
Total Investments (Cost $169,441,275) – 99.21%		$161,481,511
Other Assets in Excess of Liabilities – 0.79%		1,291,984
Total Net Assets – 100.00%		$162,773,495

Percentages are stated as a percent of net assets.

SOFR Secured Overnight Financing Rate
LP Limited Partnership
REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Variable rate security. The coupon is based on an underlying pool of loans.
(c)	Security issued at a fixed rate for a specified period of time, after which it will convert to a variable rate.
(d)	Variable rate security. The coupon is based on a reference index and spread index.
(e)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $28,992,353 which represented 17.81% of the net assets of the Fund.
(f)	The rate shown is the annualized seven day yield as of December 31, 2023.
The industry classifications represented in the Schedule of Investments are in accordance with Bloomberg Industry Classification Standards (BICS) or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS

NOTE 1–ORGANIZATION
The Brandes Separately Managed Account Reserve Trust (the “Fund”) is a series of Brandes Investment Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund began operations on October 3, 2005. The Fund invests its assets primarily in debt securities and seeks to maximize total return.
NOTE 2–SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.
A.	Fair Value Measurements. The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1—Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Fund has the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the FASB has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.
Level 2—Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

instruments in markets that are not active, and model derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.
Level 3—Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
B.	Security Valuation. Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.
Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless Brandes Investment Partners, L.P. (the “Advisor”) determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market based yield spreads for each tranche, current market data and packaged collateral performance, as

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy only if there are significant observable inputs used.
Common stocks, exchange-traded fund shares and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price, in the case of common stocks and exchange-traded fund shares, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. None of the Fund’s securities were fair valued utilizing this method as of December 31, 2023.
Investments in registered open-end management investment companies are valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy. If, on a particular day, a share price of an investment company is not readily available, such securities are fair valued in accordance with the fair value procedures of the Trust.
The Board of Trustees has designated the Advisor as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Advisor is generally responsible for overseeing the day-to-day valuation processes and the Board of Trustees oversees the Advisor in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Advisor is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The securities fair valued by the Advisor are indicated in the

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Schedules of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy. Certain vendor priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.
In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.
The following is a summary of the level inputs used, as of December 31, 2023, involving the Fund's assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.
Description	Level 1	Level 2	Level 3	Total
Seperately Managed Account Reserve Trust
Common Stocks	$—	$3,578	$—	$3,578
Asset Backed Securities	—	3,566,539	—	3,566,539
Corporate Bonds	—	94,947,115	—	94,947,115
Government Securities	—	35,854,873	—	35,854,873
Convertible Bonds	—	5,225,298	—	5,225,298
Foreign Issuer Bonds	—	9,272,269	—	9,272,269
Mortgage Backed Securities	—	9,334,907	—	9,334,907
Short-Term Investments	3,276,932	—	—	3,276,932
Total Investments in Securities	$3,276,932	$158,204,579	$—	$161,481,511
There were no Level 3 securities in the Fund at the beginning or the end of the period ended December 31, 2023.
NOTE 3–SUBSEQUENT EVENTS
In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.